Basis of preparation (Tables)	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Disclosure of impacts of adoption of consolidated statement of financial position
The following table summarizes the impacts of adopting IFRS 16 on the Company’s consolidated statement of financial position as at December 1, 2019:

Impact of adopting IFRS 16 as at December 1, 2019	Increase (decrease)

Assets

Non-current assets:
Right-of-use of assets	$2,954

Total assets	$2,954

Liabilities

Non-current liabilities:
Lease liabilities	$3,192
Other liabilities	(238)

Total liabilities	$2,954

(i)
Lease liabilities of $3,192 and related right-of-use assets of $2,954 were recognized and presented separately on the consolidated statement of financial position. There was no adjustment from the adoption of IFRS 16 on the opening deficit as at December 1, 2019 due to the Company’s choice of transition method.

(ii)	Deferred lease inducements related to previous operating leases were derecognized.

Reconciliation of operating lease commitment to operating lease liabilities
The lease liabilities as at December 1, 2019 can be reconciled to the operating lease commitments as at November 30, 2019 as follows:

Reconciliation of operating lease commitment to operating lease liabilities

Operating lease commitments as at November 30, 2019 Effect of discounting	$4,035 (843)

Discounted lease liabilities as at December 1, 2019	$3,192